Income Taxes (Tables)	12 Months Ended
Jan. 31, 2021
Income Tax Disclosure [Abstract]
Reconciliation of Income Taxes by Jurisdiction

	Year Ended January 31,
	2021	2020

	(in thousands)
(Loss) income from continuing operations before income taxes is attributable to the following jurisdictions:

Domestic	$(8,851)	$(7,550)
Foreign	(4,615)	1,360

Total	$(13,466)	$(6,190)

The components of income tax expense (benefit) for continuing operations were as follows:
Current:
Domestic	$22	$27
Foreign	515	58

	537	85
Deferred:
Domestic	—	—
Foreign	(1)	268

	(1)	268

Income tax expense	$536	$353

Reconciliation of Expected to Actual Income Tax Expense
The following is a reconciliation of expected to actual income tax expense (benefit) for continuing o perations:

	Year Ended January 31,
	2021	2020

	(in thousands)
Federal income tax at 21%	$(2,828)	$(1,300)
Changes in tax rates	(50)	50
Permanent differences	413	52
Foreign effective tax rate differential	66	(80)
Foreign withholding taxes, including penalties and interest	29	34
Tax effect of book loss on disposition of subsidiaries	—	79
Valuation allowance on deferred tax assets	2,682	1,205
Excess tax deficiency for share-based payments under ASU 2016-09	66	284
Other	158	29

	$536	$353

Company's Deferred Taxes
The components of the Company’s deferred taxes for continuing operations consisted of the following:

	As of January 31,
	2021	2020

	(in thousands)
Deferred tax assets:
Net operating losses	$17,177	$13,716
Tax credit carry forwards	139	117
Stock option book expense	718	650
Allowance for doubtful accounts	—	229
Inventory	565	525
Accruals not yet deductible for tax purposes	281	357
Fixed assets	232	105
Intangible assets	445	337
Other	599	561

Gross deferred tax assets	20,156	16,597
Valuation allowance	(20,156)	(16,597)

Deferred tax assets	—	—
Deferred tax liabilities:
Other	(198)	(200)

Deferred tax liabilities	(198)	(200)
Unrecognized tax benefits	—	—

Total deferred tax (liabilities) assets, net	(198)	$(200)